Allowance for Loan Losses - Schedule of Loan Modifications (Detail)		12 Months Ended
		Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 Contract	Dec. 31, 2018 Contract
Financing Receivable Modifications [Line Items]
Number of loans modified | Contract			1	2
Loans modified as troubled debt restructuring		$ 0
Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		55
Loans modified as troubled debt restructuring		$ 73,786,000
Percent of Loans Outstanding	[1]	4.01%
Commercial and Agriculture [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		813
Loans modified as troubled debt restructuring		$ 431,283,000
Commercial and Agriculture [Member] | Second Modifications [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		55
Loans modified as troubled debt restructuring		$ 73,786,000
Commercial and Agriculture [Member] | Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		21
Loans modified as troubled debt restructuring		$ 4,069,000
Percent of Loans Outstanding	[1]	0.22%
Commercial Real Estate Owner Occupied [Member] | Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		12
Loans modified as troubled debt restructuring		$ 13,072,000
Percent of Loans Outstanding	[1]	0.71%
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Contract			1
Commercial Real Estate Non Owner Occupied [Member] | Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		19
Loans modified as troubled debt restructuring		$ 51,027,000
Percent of Loans Outstanding	[1]	2.77%
Residential Real Estate [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Contract				1
Residential Real Estate [Member] | Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		1
Loans modified as troubled debt restructuring		$ 180,000
Percent of Loans Outstanding	[1]	0.01%
Real Estate Construction [Member] | Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified | Loan		2
Loans modified as troubled debt restructuring		$ 5,438,000
Percent of Loans Outstanding	[1]	0.30%

[1]	excluding PPP loans